MFS(R) INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



                                        December 30, 2008

VIA EDGAR
United States Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re: MFS(R) Series Trust I (the "Trust") (File No. 33-7638 and 811-4777) on Behalf of MFS(R) Cash Reserve Fund, MFS(R) Core Equity Fund, MFS(R) Core Growth Fund, MFS(R) New Discovery Fund, MFS Research International Fund, MFS(R) Technology Fund and MFS(R) Value Fund (the "Funds")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust, as certification that Prospectuses and Statements of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 54 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on December 23, 2008.

     Please call the undersigned at (617) 954-5822 or Amy Nightengale at (617) 954-5169 with any questions you may have.

                                        Very truly yours,


                                        CHRISTOPHER R. BOHANE
                                        Christopher R. Bohane
                                        Senior Counsel

CRB/bjn